Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumption	A summary of the weighted-average assumptions used by Legacy BlackSky is presented below for the nine months ended September 30, 2020; there were no stock options awarded during the nine months ended September 30, 2021:

Nine Months Ended September 30,
2020
Fair value per common share	$0.0121
Weighted-average risk-free interest rate	0.83%
Volatility	65.00%
Expected term (in years)	2.50
Dividend rate	0%

A summary of the weighted-average assumptions is presented below:

	December 31,
	2020	2019
Weighted-average grant date fair value	$—	$0.99
Weighted-average risk-free interest rate	0.81%	2.10%
Volatility	65.00%	65.00%
Expected term (in years)	2.50	4.00
Dividend rate	0%	0%

Summary of stock option activity
A summary of the Company’s stock option activity under the Plans during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
	(in thousands)
Outstanding - December 31, 2020	3,489	$0.2160
Granted	—	—
Exercised	(969)	0.1030
Forfeited	(176)	0.1507

Outstanding - September 30, 2021	2,344	0.2500	7.7	$23,670

Exercisable - September 30, 2021	1,241	0.4367	7.2	$12,302

A summary of the Company’s stock option activity under the 2011 and 2014 Plans for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Options (in thousands)	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2020	3,856	$1.9693
Granted	2,226	0.0121
Exercised	(188)	0.1097
Forfeited	(2,405)	0.0724

Outstanding - December 31, 2020	3,489	0.2160	8.2	$1,309

Exercisable - December 31, 2020	1,712	$0.3827	7.6	$581

Schedule of Share-based Payment Arrangements, Restricted Stock Units
The Company granted an aggregate of 9.3 million RSUs to certain employees and service providers during the nine months ended September 30, 2021 under the 2014 Plan as follows:

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
February 2021	8,533	50% of such RSUs will vest 180 days subsequent to consummation of the Merger	50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs	N/A

March 2021	229	50% of such RSUs will vest 180 days subsequent to consummation of the Merger	50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs	N/A

March 2021	137	25% vested immediately upon issuance	50% of these RSUs vested on the date of the Merger	The remaining 25% of the RSUs will vest ratably over 12 months, on the same day of the month that the Merger closed, commencing as of the month following satisfaction of the performance condition

June 2021	164	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of Merger or b) the one year anniversary of the vesting commencement date	75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs	N/A

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
July 2021	285	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of the Merger or b) the one year anniversary of the vesting commencement date	75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs	N/A

Total	9,348

Share-based Payment Arrangement, Restricted Stock Unit, Activity
A summary of the Company’s nonvested RSU activity during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	—	$—
Granted	9,348	7.0844
Vested	(103)	8.0407
Canceled	(88)	7.0633

Nonvested - September 30, 2021	9,158	7.0738

Summary of the Company's non-vested restricted share awards
A summary of the Company’s nonvested RSA activity during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	891	$0.0121
Granted	—	—
Vested	(461)	0.0121
Canceled	(10)	0.0121

Nonvested - September 30, 2021	420	0.0121

A summary of the Company’s
non-vested
restricted share awards for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Restricted Stock Awards	Weighted- Average Grant- Date Fair Value
	(in thousands)
Nonvested at January 1, 2020	—	$—
Granted	3,486	0.0121
Vested	(2,375)	0.0121
Forfeited	(220)	0.0121

Nonvested at December 31, 2020	891	0.0121

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The stock-based compensation expense attributable to continuing operations was included in imagery & software analytical service costs, excluding depreciation and amortization and selling, general and administrative expense in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Imagery & software analytical service costs, excluding depreciation and amortization	$2,898	$—	$2,949	$—
Selling, general and administrative	25,595	550	26,316	1,692

Total stock-based compensation expense	$28,493	$550	$29,265	$1,692